UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues					$ 172,955,000	$ 166,031,000	$ 210,751,000
Operating expenses:
Total operating expenses	$ 2,071,796		$ 2,652,960
Loss from operations	(2,071,796)		(2,652,960)
Interest expense, net	5,189		19,307
Income tax expense					$ 782,000	$ (474,000)	$ 252,000
Net Income	$ (7,705,427)		$ (4,662,223)
Loss per share - basic and diluted	$ 0.00		$ 0.00		$ (38.30)	$ (77.64)	$ (138.57)
Weighted average shares outstanding - basic and diluted	5,097,044		5,246,865		669,534	669,534	254,679
Products And Software Licenses [Member]
Revenues:
Total revenues	$ 35,041	$ 16,565	$ 74,040	$ 35,293	$ 134,338	$ 127,624	$ 187,511
Cost of revenues:
Total cost of revenues	21,727	11,846	45,615	23,835	84,375	93,362	141,574
Total cost of revenues	21,727	11,846	45,615	23,835	84,375	93,362	141,574
Maintenance Warranty And Services [Member]
Revenues:
Total revenues	7,007	11,228	13,943	20,078	38,617	38,407	23,240
Cost of revenues:
Total cost of revenues	1,093	1,240	2,196	2,097	4,477	2,297	1,923
Total cost of revenues	1,093	1,240	2,196	2,097	4,477	2,297	1,923
Airspan [Member]
Revenues:
Total revenues	42,048,000	27,793,000	87,983,000	55,371,000	172,955,000	166,031,000	210,751,000
Cost of revenues:
Total cost of revenues	22,820,000	13,086,000	47,811,000	25,932,000	88,852,000	95,659,000	143,497,000
Total cost of revenues	22,820,000	13,086,000	47,811,000	25,932,000	88,852,000	95,659,000	143,497,000
Gross profit	19,228,000	14,707,000	40,172,000	29,439,000	84,103,000	70,372,000	67,254,000
Operating expenses:
Research and development	15,524,000	12,497,000	29,898,000	25,713,000	52,858,000	59,941,000	45,963,000
Sales and marketing	7,482	6,490	14,842	14,413
General and administrative	4,445,000	3,915,000	8,900,000	7,947,000	16,555,000	16,444,000	13,067,000
Amortization of intangibles	299,000	389,000	598,000	778,000	1,733,000	1,365,000	114,000
Loss on sale of assets				22,000
Total operating expenses	27,750,000	23,291,000	54,238,000	48,873,000	99,906,000	116,355,000	96,914,000
Loss from operations	(8,522,000)	(8,584,000)	(14,066,000)	(19,434,000)	(15,803,000)	(45,983,000)	(29,660,000)
Interest expense, net	(2,512,000)	(1,606,000)	(4,950,000)	(3,196,000)
Gain on extinguishment of debt	2,096,000		2,096,000
Other expense, net	(1,388,000)	(770,000)	(6,880,000)	(1,240,000)
Loss before income taxes	(10,326,000)	(10,960,000)	(23,800,000)	(23,870,000)
Income tax expense	(92,000)	(93,000)	(167,000)	(198,000)	782,000	(474,000)	252,000
Net Income	$ (10,418,000)	$ (11,053,000)	$ (23,967,000)	$ (24,068,000)	$ (25,643,000)	$ (51,981,000)	$ (35,292,000)
Loss per share - basic and diluted	$ (15.55)	$ (16.51)	$ (35.78)	$ (35.95)	$ (38.30)	$ (77.64)	$ (138.57)
Weighted average shares outstanding - basic and diluted	670,043,000	669,534,000	669,839,000	669,534,000	669,534,000	669,534,000	254,679,000